Marketable debt securities - Mortgage-backed bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 27,350
Total financial liabilities	1,191,900	$ 1,224,066
Marketable debt securities
Financial liabilities
Total financial liabilities	$ 96,296	90,003
Rate (as a percent)	7.25%
Mortgage-backed bonds
Financial liabilities
Financial liabilities	$ 148	169
Total financial liabilities	148	169
Mortgage-backed bonds May 25, 2032 - One
Financial liabilities
Financial liabilities	$ 133	$ 156
Rate (as a percent)	5.00%	5.00%
Mortgage-backed bonds May 25, 2032 - Two
Financial liabilities
Financial liabilities	$ 15	$ 13
Rate (as a percent)	6.40%	6.40%